Contract revenue - Disaggregation of Contract Revenues (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disaggregation of Revenue [Line Items]
Total fee and other revenue	$ 12,794	$ 12,165	$ 12,073
Income from consolidated investment management funds, net of noncontrolling interests	4,266	4,090	3,547
Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	11,666
Fee and other revenue - not in scope of ASC 606	1,126
Total fee and other revenue	12,792	12,202	12,089
Asset servicing | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	4,484
Clearing services | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	1,577
Issuer services | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	1,099
Treasury services | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	554
Total investment services fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	7,714
Investment management and performance fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	3,673
Financing-related fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	60
Distribution and servicing | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	140
Investment and other income | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	79
Investment Services | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	7,967
Fee and other revenue - not in scope of ASC 606	959
Total fee and other revenue	8,926	8,527	8,299
Investment Services | Asset servicing | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	4,395
Investment Services | Clearing services | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	1,577
Investment Services | Issuer services | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	1,099
Investment Services | Treasury services | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	553
Investment Services | Total investment services fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	7,624
Investment Services | Investment management and performance fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	54
Investment Services | Financing-related fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	61
Investment Services | Distribution and servicing | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	(51)
Investment Services | Investment and other income | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	279
Investment Management | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	3,698
Fee and other revenue - not in scope of ASC 606	83
Total fee and other revenue	3,781	3,668	3,424
Income from consolidated investment management funds, net of noncontrolling interests	(1)	37	16
Investment Management | Asset servicing | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	88
Investment Management | Clearing services | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	0
Investment Management | Issuer services | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	0
Investment Management | Treasury services | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	1
Investment Management | Total investment services fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	89
Investment Management | Investment management and performance fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	3,619
Investment Management | Financing-related fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	1
Investment Management | Distribution and servicing | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	191
Investment Management | Investment and other income | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	(202)
Other | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	1
Fee and other revenue - not in scope of ASC 606	84
Total fee and other revenue	85	$ 7	$ 366
Other | Asset servicing | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	1
Other | Clearing services | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	0
Other | Issuer services | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	0
Other | Treasury services | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	0
Other | Total investment services fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	1
Other | Investment management and performance fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	0
Other | Financing-related fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	(2)
Other | Distribution and servicing | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	0
Other | Investment and other income | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	$ 2